UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2005

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Metropolitan Capital Advisors, Inc.
Address:                   660 Madison Avenue, 20th Floor
                           New York, NY 10021


Form 13F File Number:      028-10700


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Karen Finerman
Title:    President
Phone:    (212) 486-8100

Signature, Place, and Date of Signing:

/s/  Karen Finerman                New York, NY              February 10, 2006
-------------------------    ------------------------         --------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 70

Form 13F Information Table Value Total:                 $384,016
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

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
                           FORM 13F INFORMATION TABLE
         Name of Reporting Manager: Metropolitan Capital Advisors, Inc.

Column 1                   Column 2   Column 3   Column 4       Column 5            Column 6       Column 7         Column 8

                            Title
                              of       CUSIP       Value       Amount and           Investment      Other         Voting Authority
Name of Issuer              Class      Number     ($1,000)   Type of Security       Discretion     Managers           (Shares)
                                                           Shares or
                                                           Principal   SH/   PUT/
                                                            Amount     PRN   CALL                              Sole    Shared  None
Abitibi Consol             COM         003924107    1,699   423,800    SH          SHARED-DEFINED             423,800
ACCO Brands Corporation    COM         00081T108    8,440   344,500    SH          SHARED-DEFINED             344,500
AK Steel Holding Corp      COM         001547108      634    79,700    SH          SHARED-DEFINED              79,700
Altria Group Inc.          COM         02209S103    4,999    66,900    SH          SHARED-DEFINED              66,900
Altria Group Inc.          COM         02209S103    2,899    38,800    SH    CALL  SHARED-DEFINED              38,800
American Express           COM         025816109    8,177   158,900    SH          SHARED-DEFINED             158,900
American Standard Cos Inc  COM         029712106    8,469   212,000    SH          SHARED-DEFINED             212,000
Amphenol Corp              CL A        032095101    8,910   201,300    SH          SHARED-DEFINED             201,300
Astec Industries Inc       COM         046224101    5,366   164,300    SH          SHARED-DEFINED             164,300
Autozone Inc.              COM         053332102   15,542   169,400    SH          SHARED-DEFINED             169,400
B.F. Goodrich & Co         COM         382388106    1,277    31,080    SH          SHARED-DEFINED              31,080
Bank of America            COM         060505104   17,713   383,815    SH          SHARED-DEFINED             383,815
Barrick Gold Corp          COM         067901108    2,946   105,700    SH    CALL  SHARED-DEFINED             105,700
Bennett Environmental      COM         081906109    2,232   718,600    SH          SHARED-DEFINED             718,600
Blockbuster Inc            CL A        093679108      441   117,500    SH    CALL  SHARED-DEFINED             117,500
Blockbuster Inc            CL A        093679108       44    11,800    SH    PUT   SHARED-DEFINED              11,800
Blockbuster Inc            CL B        093679207    6,107 1,834,000    SH          SHARED-DEFINED           1,834,000
Burlington Resources       COM         122014103    9,154   106,200    SH          SHARED-DEFINED             106,200
Cablevision Systems Corp   CL A NY
                           CABLVS      12686C109    5,111   217,800    SH    CALL  SHARED-DEFINED             217,800
Cameco Corp                COM         13321L108    1,344    21,200    SH          SHARED-DEFINED              21,200
Citigroup Inc              COM         172967101   11,546   237,912    SH          SHARED-DEFINED             237,912
Citigroup Inc              COM         172967101      961    19,800    SH    CALL  SHARED-DEFINED              19,800
Comcast Corp.              CL A        20030N101    6,584   254,000    SH          SHARED-DEFINED             254,000
Dade Behring Holdings Inc. COM         23342J206    5,209   127,400    SH          SHARED-DEFINED             127,400
Delta Apparel Inc          COM         247368103      157    10,100    SH          SHARED-DEFINED              10,100
Design Within Reach Inc    COM         250557105      550   103,800    SH          SHARED-DEFINED             103,800
Digitas Inc                COM         25388K104    4,654   371,700    SH          SHARED-DEFINED             371,700
DIRECTV Group Inc.         COM         25459L106    5,580   395,200    SH          SHARED-DEFINED             395,200
Dolby Laboratories         COM         25659T107    5,548   325,400    SH          SHARED-DEFINED             325,400
First Acceptance Corp      COM         318457108    2,782   270,400    SH          SHARED-DEFINED             270,400
First Avenue Networks      COM         31865X106    3,327   637,300    SH          SHARED-DEFINED             637,300
First Data  Corp           COM         319963104   10,834   251,900    SH          SHARED-DEFINED             251,900
Flowserve Corp             COM         34354P105    5,269   133,200    SH          SHARED-DEFINED             133,200
Freescale Semiconductor    COM CL A    35687M107    5,073   201,400    SH          SHARED-DEFINED             201,400
Freescale Semiconductor    CL B        35687M206    5,603   222,600    SH          SHARED-DEFINED             222,600
Gap Inc.                   COM         364760108    3,632   205,900    SH          SHARED-DEFINED             205,900
Gap Inc.                   COM         364760108      882    50,000    SH    CALL  SHARED-DEFINED              50,000
Gap Inc.                   COM         364760108    3,632   205,900    SH    PUT   SHARED-DEFINED             205,900
General Cable Corp         COM         369300108    3,089   156,800    SH          SHARED-DEFINED             156,800
General Electric Co.       COM         35687M107    4,844   138,200    SH          SHARED-DEFINED             138,200
PAGE TOTAL:                                       201,262

Golar LNG Ltd              SHS         G9456A100    5,519   416,560    SH          SHARED-DEFINED             416,560
Guidant Corp               COM         401698105    3,710    57,300    SH          SHARED-DEFINED              57,300
Hospira Inc                COM         441060100    4,548   106,300    SH          SHARED-DEFINED             106,300
Hudson City Bancorp Inc    COM         443683107    1,986   163,900    SH          SHARED-DEFINED             163,900
IDX Systems Corp           COM         449491109    3,075    70,000    SH          SHARED-DEFINED              70,000
Independence Community
Bank Corp.                 COM         453414104    5,904   148,600    SH          SHARED-DEFINED             148,600
J. P. Morgan               COM         46625H100   10,966   276,300    SH          SHARED-DEFINED             276,300
Johnson & Johnson          COM         478160104    5,776    96,100    SH          SHARED-DEFINED              96,100
Microsoft                  COM         594918104    6,101   233,300    SH          SHARED-DEFINED             233,300
Nisource Inc               COM         65473P105      784    37,600    SH          SHARED-DEFINED              37,600
Northrop Grumman Corp      COM         666807102    2,729    45,400    SH          SHARED-DEFINED              45,400
Perry Ellis International  COM         288853104      647    34,076    SH          SHARED-DEFINED              34,076
Placer Dome Inc            COM         725906101   11,703   510,400    SH          SHARED-DEFINED             510,400
Procter & Gamble Co.       COM         742718109   15,587   269,300    SH          SHARED-DEFINED             269,300
Procter & Gamble Co.       COM         742718109   11,547   199,500    SH    CALL  SHARED-DEFINED             199,500
Regions Financial Corp.    COM         7591EP100    1,366    40,000    SH          SHARED-DEFINED              40,000
RTI International Metals,  COM         74973W107    4,827   127,200    SH          SHARED-DEFINED             127,200
SEACOR Holdings            COM         811904101   12,183   178,900    SH          SHARED-DEFINED             178,900
Shurgard Storage Centers   COM         82567D104   11,461   202,100    SH          SHARED-DEFINED             202,100
Tenet Healthcare           COM         88033G100    1,641   214,200    SH    CALL  SHARED-DEFINED             214,200
Time Warner Inc            COM         887317105    2,815   161,400    SH          SHARED-DEFINED             161,400
Time Warner Inc            COM         887317105    6,149   352,600    SH    CALL  SHARED-DEFINED             352,600
Tyco International Ltd.    COM         902124106   10,436   361,600    SH          SHARED-DEFINED             361,600
Tyco International Ltd.    COM         902124106    9,830   340,600    SH    CALL  SHARED-DEFINED             340,600
US Bancorp                 COM NEW     902973304    2,227    74,500    SH          SHARED-DEFINED              74,500
Viacom Inc                 CL B        925524308    8,333   255,600    SH          SHARED-DEFINED             255,600
Viacom Inc                 CL B        925524308   18,523   568,200    SH    CALL  SHARED-DEFINED             568,200
Vodafone Airtouch PLC      ADR         92857W100      500    23,300    SH          SHARED-DEFINED              23,300
Walter Industries Inc      COM         93317Q105    1,243    25,000    SH          SHARED-DEFINED              25,000
Walter Industries Inc      COM         93317Q105      636    12,800    SH    CALL  SHARED-DEFINED              12,800
PAGE TOTAL:                                       182,754
GRAND TOTAL:                                      384,016

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